Members' Equity - Additional Information (Details)	12 Months Ended
Dec. 31, 2020
Class A Common Units [Member]
Members Equity [Line Items]
Common units voting rights	one
Class B Common Units [Member]
Members Equity [Line Items]
Common units voting rights	not entitled to vote